Inventories - Components of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Work in progress	$ 5,491	$ 3,665	$ 1,354
Finished goods	4,339	7,451	5,627
Inventories	$ 9,830	$ 11,116	$ 6,981